INVENTORIES - Cost of goods (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Amount of inventories recognized as an expense	₽ 62,587	₽ 56,761	₽ 55,278
Inventory obsolescence provision	1,465	2,564	3,803
Reversal of obsolescence provision	(570)	(453)	(412)
Total cost of goods	₽ 63,482	₽ 58,872	₽ 58,669